CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Loss	$ (12,808)	$ (105,417)	$ (73,192)
Other Comprehensive Income (Loss) Current Period
Unrealized Gain (Losses) on Available-for-Sale Securities	(7,194)	0	128
Translation Differences	(425)	(160)	0
Unrealized loss on Defined benefit plan	(253)	0	0
Reclassification Adjustments
Reclassification of Realized Gains to Net Loss for Available-for-Sale Securities	0	84	0
Other Comprehensive Income (Loss)	(7,872)	(76)	128
Total Comprehensive Loss	$ (20,680)	$ (105,493)	$ (73,064)